Document and Entity Information	12 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	INVESTED PORTFOLIOS
Central Index Key	0001141323
Amendment Flag	false
Document Creation Date	Apr 29, 2013
Document Effective Date	Apr 30, 2013
Prospectus Date	Apr 30, 2013

InvestEd Growth Portfolio
InvestEd Growth Portfolio
Objective
To seek to provide growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Waddell & Reed Advisors Funds, InvestEd Portfolios (Trust) and/or Ivy Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 39 of the Portfolio’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 61 of the Portfolio’s statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)		InvestEd Growth Portfolio
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	[1]	none
Maximum Annual Maintenance Fee		20
[1]	A 1% contingent deferred sales charge (CDSC) is imposed on purchases of $1 million or more of shares at net asset value (NAV) that are redeemed within 12 months of purchase.

Annual Portfolio Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Portfolio Operating Expenses		InvestEd Growth Portfolio
Management Fees		none
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		none
Acquired Fund Fees and Expenses	[1]	0.92%
Total Annual Portfolio Operating Expenses	[2]	1.17%
[1]	Acquired Fund Fees and Expenses sets forth the Portfolio's pro rata portion of the cumulative expenses charged by the underlying funds in which the Portfolio invested during its last fiscal year. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Portfolio's assets. The Acquired Fund Fees and Expenses shown are based on the total expense ratio of each underlying fund for the fund's most recent fiscal year.
[2]	The Total Annual Portfolio Operating Expenses ratio shown in this table does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your direct and indirect costs, combined, would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
InvestEd Growth Portfolio	707	985	1,282	2,114

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
InvestEd Growth Portfolio	707	985	1,282	2,114

Portfolio Turnover
The Portfolio does not incur transaction costs, such as commissions, when it buys and sells shares of underlying funds within Waddell & Reed Advisors Funds (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 36% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio is designed for investors who seek growth of capital and can accept equity market volatility in return for potentially higher returns. The Portfolio is also designed for investors who plan to maintain their investments, and who do not expect to incur expenses related to higher education, for at least nine years. The Portfolio invests, primarily, in Waddell & Reed Advisors equity mutual funds that have a long-term growth orientation. It also invests, to a lesser extent, in Waddell & Reed Advisors bond and income-producing mutual funds. Each underlying fund, in turn, invests in a diversified portfolio of securities.

The Board of Trustees of the Trust (Board) has established target ranges for the allocation of the Portfolio’s assets. The range of Portfolio net assets invested in equity funds will be from 65% to 100%; correspondingly, the range of Portfolio net assets invested in bond and income-producing funds will be from 35% to 0%. The Board has established the following target ranges for investment of the Portfolio’s assets in specific underlying funds:

Underlying Fund	Investment Range
	Low	High
Waddell & Reed Advisors Core Investment Fund	0%	60%
Waddell & Reed Advisors Dividend Opportunities Fund	0%	60%
Waddell & Reed Advisors Value Fund	0%	40%
Waddell & Reed Advisors International Growth Fund	0%	30%
Waddell & Reed Advisors Vanguard Fund	0%	30%
Waddell & Reed Advisors New Concepts Fund	0%	25%
Waddell & Reed Advisors Small Cap Fund	0%	20%
Waddell & Reed Advisors Cash Management	0%	35%
Waddell & Reed Advisors Bond Fund	0%	25%
Waddell & Reed Advisors Government Securities Fund	0%	25%
Waddell & Reed Advisors High Income Fund	0%	25%
Waddell & Reed Advisors Global Bond Fund	0%	25%

The Portfolio’s investment manager, Waddell & Reed Investment Management Company (WRIMCO), monitors the Portfolio’s holdings and cash flow and, in general, manages them as needed in order to maintain the Portfolio’s target allocations. WRIMCO does not intend to trade actively among the underlying funds nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, WRIMCO may change allocations within the stated ranges. WRIMCO may modify the above-specified target asset allocations for the Portfolio and may also modify, from time to time, the underlying funds selected for the Portfolio. In addition, the percentage specified as the high end of the investment range for an underlying fund is a target, and WRIMCO or market movements (or a combination of both) may, from time to time, cause the Portfolio’s investment in any specified underlying fund to exceed its target percentage.

By owning shares of the underlying funds, the Portfolio indirectly holds a diversified mixture of U.S. and foreign common stocks and, to a lesser extent, a mixture of U.S. and foreign investment grade and non-investment grade corporate bonds, securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities), and securities issued by foreign governments and securities denominated in currencies other than the U.S. dollar. Certain of the underlying funds may, but are not required to, invest in options, futures contracts and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured.

Although the majority of the Portfolio’s indirect stock holdings are of large cap companies, the Portfolio is likely to have potentially significant exposure to mid cap companies, foreign companies and, to a lesser extent, small cap companies. Large cap companies are typically companies with market capitalizations of at least $10 billion. Mid cap companies are typically companies with market capitalizations that range between $1 billion and $10 billion. Small cap companies are typically companies with market capitalizations below $3.5 billion.
Principal Investment Risks
As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:
  Fund of Funds Risk. The ability of the Portfolio to meet its investment objective depends both on the allocation of its assets among the underlying funds and the ability of those funds to meet their respective investment objectives. The Portfolio’s share price will likely change daily based on the performance of the underlying funds in which it invests. In general, the Portfolio is subject to the same risks as those of the underlying funds it holds.
  Equity Funds Risk. The Portfolio invests in equity funds, for which a principal risk is market risk, the chance that stock prices overall will decline over short or even long periods of time. This includes the risk that returns from the stock market segments in which the Portfolio is most heavily indirectly invested (growth-oriented, large to mid cap companies, foreign companies and, to a lesser extent, small cap companies) may underperform other asset classes, other market segments or the overall stock market. The values of certain types of stocks, such as stocks of small cap companies, may fluctuate more widely than others. The prices of small cap company stocks may be based, in part, on future expectations rather than current achievements.
  Bond Funds Risk. A smaller portion of the Portfolio’s assets may be invested in bond funds in an effort to offset the volatility of the equity funds. The principal risks that may be encountered by this portion of the Portfolio’s assets are: bond prices overall may decline when interest rates rise (interest rate risk); a bond issuer may fail to pay interest and principal in a timely manner (credit risk); and a fixed-income security issuer may repay a higher yielding bond before its maturity date, during periods of falling interest rates (reinvestment risk).
  Foreign Securities Risk. A portion of the Portfolio’s assets may be invested in funds with significant exposure to foreign securities. Investing in foreign securities involves a number of economic, financial, legal and political considerations that may not be associated with the U.S. markets and that could affect the fund’s performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different and/or less stringent financial reporting standards; custody; and settlement delays. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate. Sovereign debt instruments are also subject to the risk that a government or agency issuing the debt may be unable to pay interest and/or repay principal due to cash flow problems, insufficient foreign currency reserves or political concerns. In such instance, the Portfolio may have limited recourse against the issuing government or agency.
  Low-Rated Securities Risk. A portion of the Portfolio’s assets may be invested in funds with significant exposure to low-rated bonds. In general, low-rated debt securities (commonly referred to as “high yield” or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these securities are considered speculative and could significantly weaken the fund’s returns. In adverse economic or other circumstances, issuers of these low-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations.
  Investment Company Securities Risk. Investment in other investment companies typically reflects the risks of the types of securities in which the investment companies invest. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses, which could result in duplication of certain fees.
  Management Risk. Portfolio performance is primarily dependent on WRIMCO’s skill in evaluating and managing the Portfolio’s holdings and the Portfolio may not perform as well as other similar mutual funds. Furthermore, WRIMCO may alter the asset allocation of the Portfolio at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Portfolio or an underlying fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Portfolio or an underlying fund.
  Other Risks Applicable to a Fund of Funds Structure. There are other risks associated with a Fund of Funds structure. WRIMCO has the authority to select and replace underlying funds. WRIMCO is subject to a potential conflict of interest in doing so because WRIMCO serves as the investment manager to the underlying funds and the advisory fees paid by some of the underlying funds are higher than fees paid by other underlying funds. It is important to note, however, that WRIMCO has a fiduciary duty to the Portfolio and must act in the Portfolio’s best interests.
Additional information about the risks of the underlying funds is provided in the Portfolio’s prospectus in the section entitled “Investment Objectives, Principal Strategies, Other Investments and Risks of the Underlying Funds.”
Performance
The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with those of various broad-based securities market indices. The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

Prior to April 30, 2012, the Portfolio’s investment objective was to seek long-term capital growth. Effective as of April 30, 2012, the Portfolio changed its investment objective to seeking to provide growth of capital.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or www.waddell.com or call 888.923.3355 for the Portfolio’s updated performance.
Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 13.32% (the third quarter of 2009) and the lowest quarterly return was -16.14% (the third quarter of 2011).
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns	1 Year	5 Years	10 Years
InvestEd Growth Portfolio	4.82%	1.13%	6.97%
InvestEd Growth Portfolio S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%
InvestEd Growth Portfolio Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes).	4.22%	5.95%	5.18%
InvestEd Growth Portfolio Barclays U.S. Treasury Bills: 1-3 Month Index (reflects no deduction for fees, expenses or taxes).	0.08%	0.44%	1.69%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	INVESTED PORTFOLIOS
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
InvestEd Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	InvestEd Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Waddell & Reed Advisors Funds, InvestEd Portfolios (Trust) and/or Ivy Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 39 of the Portfolio’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 61 of the Portfolio’s statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio does not incur transaction costs, such as commissions, when it buys and sells shares of underlying funds within Waddell & Reed Advisors Funds (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 36% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 1% contingent deferred sales charge (CDSC) is imposed on purchases of $1 million or more of shares at net asset value (NAV) that are redeemed within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Waddell & Reed Advisors Funds, InvestEd Portfolios (Trust) and/or Ivy Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses ratio shown in this table does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your direct and indirect costs, combined, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio is designed for investors who seek growth of capital and can accept equity market volatility in return for potentially higher returns. The Portfolio is also designed for investors who plan to maintain their investments, and who do not expect to incur expenses related to higher education, for at least nine years. The Portfolio invests, primarily, in Waddell & Reed Advisors equity mutual funds that have a long-term growth orientation. It also invests, to a lesser extent, in Waddell & Reed Advisors bond and income-producing mutual funds. Each underlying fund, in turn, invests in a diversified portfolio of securities.

The Board of Trustees of the Trust (Board) has established target ranges for the allocation of the Portfolio’s assets. The range of Portfolio net assets invested in equity funds will be from 65% to 100%; correspondingly, the range of Portfolio net assets invested in bond and income-producing funds will be from 35% to 0%. The Board has established the following target ranges for investment of the Portfolio’s assets in specific underlying funds:

Underlying Fund	Investment Range
	Low	High
Waddell & Reed Advisors Core Investment Fund	0%	60%
Waddell & Reed Advisors Dividend Opportunities Fund	0%	60%
Waddell & Reed Advisors Value Fund	0%	40%
Waddell & Reed Advisors International Growth Fund	0%	30%
Waddell & Reed Advisors Vanguard Fund	0%	30%
Waddell & Reed Advisors New Concepts Fund	0%	25%
Waddell & Reed Advisors Small Cap Fund	0%	20%
Waddell & Reed Advisors Cash Management	0%	35%
Waddell & Reed Advisors Bond Fund	0%	25%
Waddell & Reed Advisors Government Securities Fund	0%	25%
Waddell & Reed Advisors High Income Fund	0%	25%
Waddell & Reed Advisors Global Bond Fund	0%	25%

The Portfolio’s investment manager, Waddell & Reed Investment Management Company (WRIMCO), monitors the Portfolio’s holdings and cash flow and, in general, manages them as needed in order to maintain the Portfolio’s target allocations. WRIMCO does not intend to trade actively among the underlying funds nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, WRIMCO may change allocations within the stated ranges. WRIMCO may modify the above-specified target asset allocations for the Portfolio and may also modify, from time to time, the underlying funds selected for the Portfolio. In addition, the percentage specified as the high end of the investment range for an underlying fund is a target, and WRIMCO or market movements (or a combination of both) may, from time to time, cause the Portfolio’s investment in any specified underlying fund to exceed its target percentage.

By owning shares of the underlying funds, the Portfolio indirectly holds a diversified mixture of U.S. and foreign common stocks and, to a lesser extent, a mixture of U.S. and foreign investment grade and non-investment grade corporate bonds, securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities), and securities issued by foreign governments and securities denominated in currencies other than the U.S. dollar. Certain of the underlying funds may, but are not required to, invest in options, futures contracts and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured.

		Although the majority of the Portfolio’s indirect stock holdings are of large cap companies, the Portfolio is likely to have potentially significant exposure to mid cap companies, foreign companies and, to a lesser extent, small cap companies. Large cap companies are typically companies with market capitalizations of at least $10 billion. Mid cap companies are typically companies with market capitalizations that range between $1 billion and $10 billion. Small cap companies are typically companies with market capitalizations below $3.5 billion.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:
  Fund of Funds Risk. The ability of the Portfolio to meet its investment objective depends both on the allocation of its assets among the underlying funds and the ability of those funds to meet their respective investment objectives. The Portfolio’s share price will likely change daily based on the performance of the underlying funds in which it invests. In general, the Portfolio is subject to the same risks as those of the underlying funds it holds.
  Equity Funds Risk. The Portfolio invests in equity funds, for which a principal risk is market risk, the chance that stock prices overall will decline over short or even long periods of time. This includes the risk that returns from the stock market segments in which the Portfolio is most heavily indirectly invested (growth-oriented, large to mid cap companies, foreign companies and, to a lesser extent, small cap companies) may underperform other asset classes, other market segments or the overall stock market. The values of certain types of stocks, such as stocks of small cap companies, may fluctuate more widely than others. The prices of small cap company stocks may be based, in part, on future expectations rather than current achievements.
  Bond Funds Risk. A smaller portion of the Portfolio’s assets may be invested in bond funds in an effort to offset the volatility of the equity funds. The principal risks that may be encountered by this portion of the Portfolio’s assets are: bond prices overall may decline when interest rates rise (interest rate risk); a bond issuer may fail to pay interest and principal in a timely manner (credit risk); and a fixed-income security issuer may repay a higher yielding bond before its maturity date, during periods of falling interest rates (reinvestment risk).
  Foreign Securities Risk. A portion of the Portfolio’s assets may be invested in funds with significant exposure to foreign securities. Investing in foreign securities involves a number of economic, financial, legal and political considerations that may not be associated with the U.S. markets and that could affect the fund’s performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different and/or less stringent financial reporting standards; custody; and settlement delays. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate. Sovereign debt instruments are also subject to the risk that a government or agency issuing the debt may be unable to pay interest and/or repay principal due to cash flow problems, insufficient foreign currency reserves or political concerns. In such instance, the Portfolio may have limited recourse against the issuing government or agency.
  Low-Rated Securities Risk. A portion of the Portfolio’s assets may be invested in funds with significant exposure to low-rated bonds. In general, low-rated debt securities (commonly referred to as “high yield” or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these securities are considered speculative and could significantly weaken the fund’s returns. In adverse economic or other circumstances, issuers of these low-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations.
  Investment Company Securities Risk. Investment in other investment companies typically reflects the risks of the types of securities in which the investment companies invest. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses, which could result in duplication of certain fees.
  Management Risk. Portfolio performance is primarily dependent on WRIMCO’s skill in evaluating and managing the Portfolio’s holdings and the Portfolio may not perform as well as other similar mutual funds. Furthermore, WRIMCO may alter the asset allocation of the Portfolio at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Portfolio or an underlying fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Portfolio or an underlying fund.
  Other Risks Applicable to a Fund of Funds Structure. There are other risks associated with a Fund of Funds structure. WRIMCO has the authority to select and replace underlying funds. WRIMCO is subject to a potential conflict of interest in doing so because WRIMCO serves as the investment manager to the underlying funds and the advisory fees paid by some of the underlying funds are higher than fees paid by other underlying funds. It is important to note, however, that WRIMCO has a fiduciary duty to the Portfolio and must act in the Portfolio’s best interests.
		Additional information about the risks of the underlying funds is provided in the Portfolio’s prospectus in the section entitled “Investment Objectives, Principal Strategies, Other Investments and Risks of the Underlying Funds.”
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with those of various broad-based securities market indices. The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

Prior to April 30, 2012, the Portfolio’s investment objective was to seek long-term capital growth. Effective as of April 30, 2012, the Portfolio changed its investment objective to seeking to provide growth of capital.

		The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or www.waddell.com or call 888.923.3355 for the Portfolio’s updated performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with those of various broad-based securities market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888.923.3355
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.waddell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	In the period shown in the chart, the highest quarterly return was 13.32% (the third quarter of 2009) and the lowest quarterly return was -16.14% (the third quarter of 2011).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
InvestEd Growth Portfolio | InvestEd Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.92%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.17%	[3]
1 Year	rr_ExpenseExampleYear01	707
3 Years	rr_ExpenseExampleYear03	985
5 Years	rr_ExpenseExampleYear05	1,282
10 Years	rr_ExpenseExampleYear10	2,114
1 Year	rr_ExpenseExampleNoRedemptionYear01	707
3 Years	rr_ExpenseExampleNoRedemptionYear03	985
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,282
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,114
2003	rr_AnnualReturn2003	22.53%
2004	rr_AnnualReturn2004	9.99%
2005	rr_AnnualReturn2005	8.99%
2006	rr_AnnualReturn2006	12.33%
2007	rr_AnnualReturn2007	12.41%
2008	rr_AnnualReturn2008	(25.87%)
2009	rr_AnnualReturn2009	24.96%
2010	rr_AnnualReturn2010	14.13%
2011	rr_AnnualReturn2011	(4.54%)
2012	rr_AnnualReturn2012	11.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.14%)
1 Year	rr_AverageAnnualReturnYear01	4.82%
5 Years	rr_AverageAnnualReturnYear05	1.13%
10 Years	rr_AverageAnnualReturnYear10	6.97%
InvestEd Growth Portfolio | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
InvestEd Growth Portfolio | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes).
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
InvestEd Growth Portfolio | Barclays U.S. Treasury Bills: 1-3 Month Index (reflects no deduction for fees, expenses or taxes).
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.08%
5 Years	rr_AverageAnnualReturnYear05	0.44%
10 Years	rr_AverageAnnualReturnYear10	1.69%

[1]	A 1% contingent deferred sales charge (CDSC) is imposed on purchases of $1 million or more of shares at net asset value (NAV) that are redeemed within 12 months of purchase.
[2]	Acquired Fund Fees and Expenses sets forth the Portfolio's pro rata portion of the cumulative expenses charged by the underlying funds in which the Portfolio invested during its last fiscal year. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Portfolio's assets. The Acquired Fund Fees and Expenses shown are based on the total expense ratio of each underlying fund for the fund's most recent fiscal year.
[3]	The Total Annual Portfolio Operating Expenses ratio shown in this table does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.

InvestEd Balanced Portfolio
InvestEd Balanced Portfolio
Objective
To seek to provide total return through a combination of capital appreciation and current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Waddell & Reed Advisors Funds, InvestEd Portfolios (Trust) and/or Ivy Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 39 of the Portfolio’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 61 of the Portfolio’s statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)		InvestEd Balanced Portfolio
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	[1]	none
Maximum Annual Maintenance Fee		20
[1]	A 1% contingent deferred sales charge (CDSC) is imposed on purchases of $1 million or more of shares at net asset value (NAV) that are redeemed within 12 months of purchase.

Annual Portfolio Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Portfolio Operating Expenses		InvestEd Balanced Portfolio
Management Fees		none
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		none
Acquired Fund Fees and Expenses	[1]	0.82%
Total Annual Portfolio Operating Expenses	[2]	1.07%
[1]	Acquired Fund Fees and Expenses sets forth the Portfolio's pro rata portion of the cumulative expenses charged by the underlying funds in which the Portfolio invested during its last fiscal year. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Portfolio's assets. The Acquired Fund Fees and Expenses shown are based on the total expense ratio of each underlying fund for the fund's most recent fiscal year.
[2]	The Total Annual Portfolio Operating Expenses ratio shown in this table does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your direct and indirect costs, combined, would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
InvestEd Balanced Portfolio	698	956	1,231	2,006

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
InvestEd Balanced Portfolio	698	956	1,231	2,006

Portfolio Turnover
The Portfolio does not incur transaction costs, such as commissions, when it buys and sells shares of underlying funds within Waddell & Reed Advisors Funds (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 30% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio is designed for investors who seek total return through a combination of capital appreciation and current income. The Portfolio is also designed for investors who plan to maintain their investments, and who do not expect to incur expenses related to higher education, for at least two to three years. The Portfolio invests in a combination of growth-oriented Waddell & Reed Advisors equity mutual funds and Waddell & Reed Advisors bond and income-producing mutual funds. Each underlying fund, in turn, invests in a diversified portfolio of securities.

The Board of Trustees of the Trust (Board) has established target ranges for the allocation of the Portfolio’s assets. The range of Portfolio net assets invested in equity funds will be from 40% to 75%; correspondingly, the range of Portfolio net assets invested in bond and income-producing funds will be from 60% to 25%. The Board has established the following target ranges for investment of the Portfolio’s assets in specific underlying funds:

Underlying Fund	Investment Range
	Low	High
Waddell & Reed Advisors Cash Management	0%	60%
Waddell & Reed Advisors Dividend Opportunities Fund	0%	50%
Waddell & Reed Advisors Core Investment Fund	0%	40%
Waddell & Reed Advisors Value Fund	0%	30%
Waddell & Reed Advisors Bond Fund	0%	30%
Waddell & Reed Advisors Government Securities Fund	0%	30%
Waddell & Reed Advisors International Growth Fund	0%	25%
Waddell & Reed Advisors Vanguard Fund	0%	25%
Waddell & Reed Advisors High Income Fund	0%	25%
Waddell & Reed Advisors Global Bond Fund	0%	25%
Waddell & Reed Advisors New Concepts Fund	0%	20%

The Portfolio’s investment manager, Waddell & Reed Investment Management Company (WRIMCO), monitors the Portfolio’s holdings and cash flow and, in general, manages them as needed in order to maintain the Portfolio’s target allocations. WRIMCO does not intend to trade actively among the underlying funds nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, WRIMCO may change allocations within the stated ranges. WRIMCO may modify the above-specified target asset allocations for the Portfolio and may also modify, from time to time, the underlying funds selected for the Portfolio. In addition, the percentage specified as the high end of the investment range for an underlying fund is a target, and WRIMCO or market movements (or a combination of both) may, from time to time, cause the Portfolio’s investment in any specified underlying fund to exceed its target percentage.

By owning shares of the underlying funds, the Portfolio indirectly holds a diversified mixture of primarily common stocks of U.S. and, to a lesser extent, foreign companies that are typically large cap (that is, companies with market capitalizations of more than $10 billion). The Portfolio also indirectly holds a mixture of debt securities of foreign and U.S. issuers that may include investment grade corporate bonds, U.S. government securities and, to a lesser extent, a mixture of non-investment grade corporate bonds and money market instruments, and securities issued by foreign governments and securities denominated in currencies other than the U.S. dollar. Certain of the underlying funds may, but are not required to, invest in options, futures contracts and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured.
Principal Investment Risks
As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:
  Fund of Funds Risk. The ability of the Portfolio to meet its investment objective depends both on the allocation of its assets among the underlying funds and the ability of those funds to meet their respective investment objectives. The Portfolio’s share price will likely change daily based on the performance of the underlying funds in which it invests. In general, the Portfolio is subject to the same risks as those of the underlying funds it holds.
  Equity Funds Risk. The Portfolio’s allocation of its assets is typically weighted toward equity funds while including bond or other income-producing fund investments to add income and reduce volatility. A principal risk associated with the Portfolio’s equity fund holdings is market risk, the chance that stock prices overall will decline over short or even long periods of time. Market risk includes the risk that returns from the stock market segments in which the Portfolio is most heavily indirectly invested (stocks of growth-oriented, large cap companies, and, to a lesser extent of foreign and mid cap companies) may underperform other market segments or the overall stock market. The values of certain types of stocks, such as those of mid cap and foreign companies, may fluctuate more widely than others.
  Foreign Securities Risk. A portion of the Portfolio’s assets may be invested in funds with significant exposure to foreign securities. Investing in foreign securities involves a number of economic, financial, legal and political considerations that may not be associated with the U.S. markets and that could affect the fund’s performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different and/or less stringent financial reporting standards; custody; and settlement delays. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate. Sovereign debt instruments are also subject to the risk that a government or agency issuing the debt may be unable to pay interest and/or repay principal due to cash flow problems, insufficient foreign currency reserves or political concerns. In such instance, the Portfolio may have limited recourse against the issuing government or agency.
  Bond Funds Risk. The principal risks associated with the Portfolio’s bond or other income-producing fund holdings are: bond prices overall may decline when interest rates rise (interest rate risk); a bond issuer may fail to pay interest and principal in a timely manner (credit risk); and a bond issuer may repay a higher yielding security before its maturity date, during periods of falling interest rates (reinvestment risk).
  Low-Rated Securities Risk. A portion of the Portfolio’s assets may be invested in funds with significant exposure to low-rated bonds. In general, low-rated debt securities (commonly referred to as “high yield” or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these securities are considered speculative and could significantly weaken the fund’s returns. In adverse economic or other circumstances, issuers of these low-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations.
  Investment Company Securities Risk. Investment in other investment companies typically reflects the risks of the types of securities in which the investment companies invest. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses, which could result in duplication of certain fees.
  Management Risk. Portfolio performance is primarily dependent on WRIMCO’s skill in evaluating and managing the Portfolio’s holdings and the Portfolio may not perform as well as other similar mutual funds. Furthermore, WRIMCO may alter the asset allocation of the Portfolio at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Portfolio or an underlying fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Portfolio or an underlying fund.
  Other Risks Applicable to a Fund of Funds Structure. There are other risks associated with a Fund of Funds structure. WRIMCO has the authority to select and replace underlying funds. WRIMCO is subject to a potential conflict of interest in doing so because WRIMCO serves as the investment manager to the underlying funds and the advisory fees paid by some of the underlying funds are higher than fees paid by other underlying funds. It is important to note, however, that WRIMCO has a fiduciary duty to the Portfolio and must act in the Portfolio’s best interests.
Additional information about the risks of the underlying funds is provided in the Portfolio’s prospectus in the section entitled “Investment Objectives, Principal Strategies, Other Investments and Risks of the Underlying Funds.”
Performance
The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with those of various broad-based securities market indices. The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

Prior to April 30, 2012, the Portfolio’s investment objective was to seek capital growth and income. Effective as of April 30, 2012, the Portfolio changed its investment objective to seeking to provide total return through a combination of capital appreciation and current income.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or www.waddell.com or call 888.923.3355 for the Portfolio’s updated performance.
Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 9.44% (the third quarter of 2009) and the lowest quarterly return was -12.64% (the third quarter of 2011).
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns	1 Year	5 Years	10 Years
InvestEd Balanced Portfolio	3.41%	0.91%	5.56%
InvestEd Balanced Portfolio S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%
InvestEd Balanced Portfolio Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes).	4.22%	5.95%	5.18%
InvestEd Balanced Portfolio Barclays U.S. Treasury Bills: 1-3 Month Index (reflects no deduction for fees, expenses or taxes).	0.08%	0.44%	1.69%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	INVESTED PORTFOLIOS
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
InvestEd Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	InvestEd Balanced Portfolio
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide total return through a combination of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Waddell & Reed Advisors Funds, InvestEd Portfolios (Trust) and/or Ivy Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 39 of the Portfolio’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 61 of the Portfolio’s statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio does not incur transaction costs, such as commissions, when it buys and sells shares of underlying funds within Waddell & Reed Advisors Funds (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 30% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 1% contingent deferred sales charge (CDSC) is imposed on purchases of $1 million or more of shares at net asset value (NAV) that are redeemed within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Waddell & Reed Advisors Funds, InvestEd Portfolios (Trust) and/or Ivy Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses ratio shown in this table does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your direct and indirect costs, combined, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio is designed for investors who seek total return through a combination of capital appreciation and current income. The Portfolio is also designed for investors who plan to maintain their investments, and who do not expect to incur expenses related to higher education, for at least two to three years. The Portfolio invests in a combination of growth-oriented Waddell & Reed Advisors equity mutual funds and Waddell & Reed Advisors bond and income-producing mutual funds. Each underlying fund, in turn, invests in a diversified portfolio of securities.

The Board of Trustees of the Trust (Board) has established target ranges for the allocation of the Portfolio’s assets. The range of Portfolio net assets invested in equity funds will be from 40% to 75%; correspondingly, the range of Portfolio net assets invested in bond and income-producing funds will be from 60% to 25%. The Board has established the following target ranges for investment of the Portfolio’s assets in specific underlying funds:

Underlying Fund	Investment Range
	Low	High
Waddell & Reed Advisors Cash Management	0%	60%
Waddell & Reed Advisors Dividend Opportunities Fund	0%	50%
Waddell & Reed Advisors Core Investment Fund	0%	40%
Waddell & Reed Advisors Value Fund	0%	30%
Waddell & Reed Advisors Bond Fund	0%	30%
Waddell & Reed Advisors Government Securities Fund	0%	30%
Waddell & Reed Advisors International Growth Fund	0%	25%
Waddell & Reed Advisors Vanguard Fund	0%	25%
Waddell & Reed Advisors High Income Fund	0%	25%
Waddell & Reed Advisors Global Bond Fund	0%	25%
Waddell & Reed Advisors New Concepts Fund	0%	20%

The Portfolio’s investment manager, Waddell & Reed Investment Management Company (WRIMCO), monitors the Portfolio’s holdings and cash flow and, in general, manages them as needed in order to maintain the Portfolio’s target allocations. WRIMCO does not intend to trade actively among the underlying funds nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, WRIMCO may change allocations within the stated ranges. WRIMCO may modify the above-specified target asset allocations for the Portfolio and may also modify, from time to time, the underlying funds selected for the Portfolio. In addition, the percentage specified as the high end of the investment range for an underlying fund is a target, and WRIMCO or market movements (or a combination of both) may, from time to time, cause the Portfolio’s investment in any specified underlying fund to exceed its target percentage.

		By owning shares of the underlying funds, the Portfolio indirectly holds a diversified mixture of primarily common stocks of U.S. and, to a lesser extent, foreign companies that are typically large cap (that is, companies with market capitalizations of more than $10 billion). The Portfolio also indirectly holds a mixture of debt securities of foreign and U.S. issuers that may include investment grade corporate bonds, U.S. government securities and, to a lesser extent, a mixture of non-investment grade corporate bonds and money market instruments, and securities issued by foreign governments and securities denominated in currencies other than the U.S. dollar. Certain of the underlying funds may, but are not required to, invest in options, futures contracts and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:
  Fund of Funds Risk. The ability of the Portfolio to meet its investment objective depends both on the allocation of its assets among the underlying funds and the ability of those funds to meet their respective investment objectives. The Portfolio’s share price will likely change daily based on the performance of the underlying funds in which it invests. In general, the Portfolio is subject to the same risks as those of the underlying funds it holds.
  Equity Funds Risk. The Portfolio’s allocation of its assets is typically weighted toward equity funds while including bond or other income-producing fund investments to add income and reduce volatility. A principal risk associated with the Portfolio’s equity fund holdings is market risk, the chance that stock prices overall will decline over short or even long periods of time. Market risk includes the risk that returns from the stock market segments in which the Portfolio is most heavily indirectly invested (stocks of growth-oriented, large cap companies, and, to a lesser extent of foreign and mid cap companies) may underperform other market segments or the overall stock market. The values of certain types of stocks, such as those of mid cap and foreign companies, may fluctuate more widely than others.
  Foreign Securities Risk. A portion of the Portfolio’s assets may be invested in funds with significant exposure to foreign securities. Investing in foreign securities involves a number of economic, financial, legal and political considerations that may not be associated with the U.S. markets and that could affect the fund’s performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different and/or less stringent financial reporting standards; custody; and settlement delays. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate. Sovereign debt instruments are also subject to the risk that a government or agency issuing the debt may be unable to pay interest and/or repay principal due to cash flow problems, insufficient foreign currency reserves or political concerns. In such instance, the Portfolio may have limited recourse against the issuing government or agency.
  Bond Funds Risk. The principal risks associated with the Portfolio’s bond or other income-producing fund holdings are: bond prices overall may decline when interest rates rise (interest rate risk); a bond issuer may fail to pay interest and principal in a timely manner (credit risk); and a bond issuer may repay a higher yielding security before its maturity date, during periods of falling interest rates (reinvestment risk).
  Low-Rated Securities Risk. A portion of the Portfolio’s assets may be invested in funds with significant exposure to low-rated bonds. In general, low-rated debt securities (commonly referred to as “high yield” or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these securities are considered speculative and could significantly weaken the fund’s returns. In adverse economic or other circumstances, issuers of these low-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations.
  Investment Company Securities Risk. Investment in other investment companies typically reflects the risks of the types of securities in which the investment companies invest. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses, which could result in duplication of certain fees.
  Management Risk. Portfolio performance is primarily dependent on WRIMCO’s skill in evaluating and managing the Portfolio’s holdings and the Portfolio may not perform as well as other similar mutual funds. Furthermore, WRIMCO may alter the asset allocation of the Portfolio at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Portfolio or an underlying fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Portfolio or an underlying fund.
  Other Risks Applicable to a Fund of Funds Structure. There are other risks associated with a Fund of Funds structure. WRIMCO has the authority to select and replace underlying funds. WRIMCO is subject to a potential conflict of interest in doing so because WRIMCO serves as the investment manager to the underlying funds and the advisory fees paid by some of the underlying funds are higher than fees paid by other underlying funds. It is important to note, however, that WRIMCO has a fiduciary duty to the Portfolio and must act in the Portfolio’s best interests.
		Additional information about the risks of the underlying funds is provided in the Portfolio’s prospectus in the section entitled “Investment Objectives, Principal Strategies, Other Investments and Risks of the Underlying Funds.”
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with those of various broad-based securities market indices. The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

Prior to April 30, 2012, the Portfolio’s investment objective was to seek capital growth and income. Effective as of April 30, 2012, the Portfolio changed its investment objective to seeking to provide total return through a combination of capital appreciation and current income.

		The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or www.waddell.com or call 888.923.3355 for the Portfolio’s updated performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with those of various broad-based securities market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888.923.3355
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.waddell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	In the period shown in the chart, the highest quarterly return was 9.44% (the third quarter of 2009) and the lowest quarterly return was -12.64% (the third quarter of 2011).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
InvestEd Balanced Portfolio | InvestEd Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.07%	[3]
1 Year	rr_ExpenseExampleYear01	698
3 Years	rr_ExpenseExampleYear03	956
5 Years	rr_ExpenseExampleYear05	1,231
10 Years	rr_ExpenseExampleYear10	2,006
1 Year	rr_ExpenseExampleNoRedemptionYear01	698
3 Years	rr_ExpenseExampleNoRedemptionYear03	956
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,231
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,006
2003	rr_AnnualReturn2003	15.90%
2004	rr_AnnualReturn2004	7.55%
2005	rr_AnnualReturn2005	7.00%
2006	rr_AnnualReturn2006	11.08%
2007	rr_AnnualReturn2007	10.84%
2008	rr_AnnualReturn2008	(18.50%)
2009	rr_AnnualReturn2009	16.31%
2010	rr_AnnualReturn2010	9.23%
2011	rr_AnnualReturn2011	(2.30%)
2012	rr_AnnualReturn2012	9.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.64%)
1 Year	rr_AverageAnnualReturnYear01	3.41%
5 Years	rr_AverageAnnualReturnYear05	0.91%
10 Years	rr_AverageAnnualReturnYear10	5.56%
InvestEd Balanced Portfolio | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
InvestEd Balanced Portfolio | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes).
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
InvestEd Balanced Portfolio | Barclays U.S. Treasury Bills: 1-3 Month Index (reflects no deduction for fees, expenses or taxes).
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.08%
5 Years	rr_AverageAnnualReturnYear05	0.44%
10 Years	rr_AverageAnnualReturnYear10	1.69%

[1]	A 1% contingent deferred sales charge (CDSC) is imposed on purchases of $1 million or more of shares at net asset value (NAV) that are redeemed within 12 months of purchase.
[2]	Acquired Fund Fees and Expenses sets forth the Portfolio's pro rata portion of the cumulative expenses charged by the underlying funds in which the Portfolio invested during its last fiscal year. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Portfolio's assets. The Acquired Fund Fees and Expenses shown are based on the total expense ratio of each underlying fund for the fund's most recent fiscal year.
[3]	The Total Annual Portfolio Operating Expenses ratio shown in this table does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.

InvestEd Conservative Portfolio
InvestEd Conservative Portfolio
Objective
To seek to provide capital preservation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Waddell & Reed Advisors Funds, InvestEd Portfolios (Trust) and/or Ivy Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 39 of the Portfolio’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 61 of the Portfolio’s statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)		InvestEd Conservative Portfolio
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		4.25%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	[1]	none
Maximum Annual Maintenance Fee		20
[1]	A 1% contingent deferred sales charge (CDSC) is imposed on purchases of $1 million or more of shares at net asset value (NAV) that are redeemed within 12 months of purchase.

Annual Portfolio Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Portfolio Operating Expenses		InvestEd Conservative Portfolio
Management Fees		none
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		none
Acquired Fund Fees and Expenses	[1]	0.73%
Total Annual Portfolio Operating Expenses	[2]	0.98%
[1]	Acquired Fund Fees and Expenses sets forth the Portfolio's pro rata portion of the cumulative expenses charged by the underlying funds in which the Portfolio invested during its last fiscal year. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Portfolio's assets. The Acquired Fund Fees and Expenses shown are based on the total expense ratio of each underlying fund for the fund's most recent fiscal year.
[2]	The Total Annual Portfolio Operating Expenses ratio shown in this table does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your direct and indirect costs, combined, would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
InvestEd Conservative Portfolio	541	784	1,044	1,775

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
InvestEd Conservative Portfolio	541	784	1,044	1,775

Portfolio Turnover
The Portfolio does not incur transaction costs, such as commissions, when it buys and sells shares of underlying funds within Waddell & Reed Advisors Funds (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 52% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio is designed for investors who seek capital preservation from their investments, through a primary emphasis on income and a secondary emphasis on capital growth. The Portfolio is also designed for investors who expect to incur expenses related to higher education within a year or two. The Portfolio invests primarily in Waddell & Reed Advisors bond and income-producing mutual funds and invests, to a lesser extent, in Waddell & Reed Advisors equity mutual funds. Each underlying fund, in turn, invests in a diversified portfolio of securities.

The Board of Trustees of the Trust (Board) has established target ranges for the allocation of the Portfolio’s assets. The range of Portfolio net assets invested in bond or other income-producing funds will be from 100% to 60%; correspondingly, the range of Portfolio net assets invested in equity funds will be from 0% to 40%. The Board has established the following target ranges for investment of the Portfolio’s assets in specific underlying funds:

Underlying Fund	Investment Range
	Low	High
Waddell & Reed Advisors Cash Management	0%	100%
Waddell & Reed Advisors Government Securities Fund	0%	40%
Waddell & Reed Advisors Core Investment Fund	0%	40%
Waddell & Reed Advisors Dividend Opportunities Fund	0%	40%
Waddell & Reed Advisors Value Fund	0%	30%
Waddell & Reed Advisors Global Bond Fund	0%	40%
Waddell & Reed Advisors Bond Fund	0%	40%
Waddell & Reed Advisors High Income Fund	0%	20%

The Portfolio’s investment manager, Waddell & Reed Investment Management Company (WRIMCO), monitors the Portfolio’s holdings and cash flow and, in general, manages them as needed in order to maintain the Portfolio’s target allocations. WRIMCO does not intend to trade actively among the underlying funds nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, WRIMCO may change allocations within the stated ranges. WRIMCO may modify the above-specified target asset allocations for the Portfolio and may also modify, from time to time, the underlying funds selected for the Portfolio. In addition, the percentage specified as the high end of the investment range for an underlying fund is a target, and WRIMCO or market movements (or a combination of both) may, from time to time, cause the Portfolio’s investment in any specified underlying fund to exceed its target percentage.

By owning shares of one or more of the underlying funds and depending on the particular underlying fund(s), the Portfolio indirectly holds a diversified mixture of money market instruments and other securities of foreign and U.S. issuers that may include investment-grade corporate bonds, U.S. government securities and, to a lesser extent, stocks of primarily large cap companies, and securities issued by foreign governments and securities denominated in currencies other than the U.S. dollar. Certain of the underlying funds may, but are not required to, invest in options, futures contracts and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured.
Principal Investment Risks
As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:
  Fund of Funds Risk. The ability of the Portfolio to meet its investment objective depends both on the allocation of its assets among the underlying funds and the ability of those funds to meet their respective investment objectives. The Portfolio’s share price will likely change daily based on the performance of the underlying funds in which it invests. In general, the Portfolio is subject to the same risks as those of the underlying funds it holds.
  Bond Funds Risk. The Portfolio’s allocation is weighted toward bond or other income-producing funds, for which the principal risks are: interest rate risk, the chance that fixed-income security prices overall may decline when interest rates rise; financial or credit risk, the chance that a fixed-income security issuer may fail to pay interest and principal in a timely manner; and reinvestment risk, the chance that a fixed-income security issuer may repay a higher yielding security before its maturity date, during periods of falling interest rates.
  Equity Funds Risk. A smaller portion of the Portfolio’s assets may be invested in equity funds. A principal risk associated with the Portfolio’s equity fund holdings is market risk, the chance that stock prices overall will decline over short or even long periods of time. Market risk includes the risk that returns from the stock market segments in which the Portfolio is most heavily indirectly invested (growth-oriented, large cap companies) may underperform other market segments or the overall stock market.
  Foreign Securities Risk. A portion of the Portfolio’s assets may be invested in funds with significant exposure to foreign securities. Investing in foreign securities involves a number of economic, financial, legal and political considerations that may not be associated with the U.S. markets and that could affect the fund’s performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different and/or less stringent financial reporting standards; custody; and settlement delays. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate. Sovereign debt instruments are also subject to the risk that a government or agency issuing the debt may be unable to pay interest and/or repay principal due to cash flow problems, insufficient foreign currency reserves or political concerns. In such instance, the Portfolio may have limited recourse against the issuing government or agency.
  Low-Rated Securities Risk. A portion of the Portfolio’s assets may be invested in funds with significant exposure to low-rated bonds. In general, low-rated debt securities (commonly referred to as “high yield” or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these securities are considered speculative and could significantly weaken the fund’s returns. In adverse economic or other circumstances, issuers of these low-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations.
  Investment Company Securities Risk. Investment in other investment companies typically reflects the risks of the types of securities in which the investment companies invest. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses, which could result in duplication of certain fees.
  Management Risk. Portfolio performance is primarily dependent on WRIMCO’s skill in evaluating and managing the Portfolio’s holdings and the Portfolio may not perform as well as other similar mutual funds. Furthermore, WRIMCO may alter the asset allocation of the Portfolio at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Portfolio or an underlying fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Portfolio or an underlying fund.
  Other Risks Applicable to a Fund of Funds Structure. There are other risks associated with a Fund of Funds structure. WRIMCO has the authority to select and replace underlying funds. WRIMCO is subject to a potential conflict of interest in doing so because WRIMCO serves as the investment manager to the underlying funds and the advisory fees paid by some of the underlying funds are higher than fees paid by other underlying funds. It is important to note, however, that WRIMCO has a fiduciary duty to the Portfolio and must act in the Portfolio’s best interests.
Additional information about the risks of the underlying funds is provided in the Portfolio’s prospectus in the section entitled “Investment Objectives, Principal Strategies, Other Investments and Risks of the Underlying Funds.”
Performance
The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with those of various broad-based securities market indices. The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or www.waddell.com or call 888.923.3355 for the Portfolio’s updated performance.
Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 4.78% (the third quarter of 2009) and the lowest quarterly return was -2.37% (the second quarter of 2010).
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns	1 Year	5 Years	10 Years
InvestEd Conservative Portfolio	2.37%	3.47%	3.90%
InvestEd Conservative Portfolio S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%
InvestEd Conservative Portfolio Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes).	4.22%	5.95%	5.18%
InvestEd Conservative Portfolio Barclays U.S. Treasury Bills: 1-3 Month Index (reflects no deduction for fees, expenses or taxes).	0.08%	0.44%	1.69%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	INVESTED PORTFOLIOS
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
InvestEd Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	InvestEd Conservative Portfolio
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide capital preservation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Waddell & Reed Advisors Funds, InvestEd Portfolios (Trust) and/or Ivy Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 39 of the Portfolio’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 61 of the Portfolio’s statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio does not incur transaction costs, such as commissions, when it buys and sells shares of underlying funds within Waddell & Reed Advisors Funds (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 52% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 1% contingent deferred sales charge (CDSC) is imposed on purchases of $1 million or more of shares at net asset value (NAV) that are redeemed within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Waddell & Reed Advisors Funds, InvestEd Portfolios (Trust) and/or Ivy Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses ratio shown in this table does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your direct and indirect costs, combined, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio is designed for investors who seek capital preservation from their investments, through a primary emphasis on income and a secondary emphasis on capital growth. The Portfolio is also designed for investors who expect to incur expenses related to higher education within a year or two. The Portfolio invests primarily in Waddell & Reed Advisors bond and income-producing mutual funds and invests, to a lesser extent, in Waddell & Reed Advisors equity mutual funds. Each underlying fund, in turn, invests in a diversified portfolio of securities.

The Board of Trustees of the Trust (Board) has established target ranges for the allocation of the Portfolio’s assets. The range of Portfolio net assets invested in bond or other income-producing funds will be from 100% to 60%; correspondingly, the range of Portfolio net assets invested in equity funds will be from 0% to 40%. The Board has established the following target ranges for investment of the Portfolio’s assets in specific underlying funds:

Underlying Fund	Investment Range
	Low	High
Waddell & Reed Advisors Cash Management	0%	100%
Waddell & Reed Advisors Government Securities Fund	0%	40%
Waddell & Reed Advisors Core Investment Fund	0%	40%
Waddell & Reed Advisors Dividend Opportunities Fund	0%	40%
Waddell & Reed Advisors Value Fund	0%	30%
Waddell & Reed Advisors Global Bond Fund	0%	40%
Waddell & Reed Advisors Bond Fund	0%	40%
Waddell & Reed Advisors High Income Fund	0%	20%

The Portfolio’s investment manager, Waddell & Reed Investment Management Company (WRIMCO), monitors the Portfolio’s holdings and cash flow and, in general, manages them as needed in order to maintain the Portfolio’s target allocations. WRIMCO does not intend to trade actively among the underlying funds nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, WRIMCO may change allocations within the stated ranges. WRIMCO may modify the above-specified target asset allocations for the Portfolio and may also modify, from time to time, the underlying funds selected for the Portfolio. In addition, the percentage specified as the high end of the investment range for an underlying fund is a target, and WRIMCO or market movements (or a combination of both) may, from time to time, cause the Portfolio’s investment in any specified underlying fund to exceed its target percentage.

		By owning shares of one or more of the underlying funds and depending on the particular underlying fund(s), the Portfolio indirectly holds a diversified mixture of money market instruments and other securities of foreign and U.S. issuers that may include investment-grade corporate bonds, U.S. government securities and, to a lesser extent, stocks of primarily large cap companies, and securities issued by foreign governments and securities denominated in currencies other than the U.S. dollar. Certain of the underlying funds may, but are not required to, invest in options, futures contracts and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:
  Fund of Funds Risk. The ability of the Portfolio to meet its investment objective depends both on the allocation of its assets among the underlying funds and the ability of those funds to meet their respective investment objectives. The Portfolio’s share price will likely change daily based on the performance of the underlying funds in which it invests. In general, the Portfolio is subject to the same risks as those of the underlying funds it holds.
  Bond Funds Risk. The Portfolio’s allocation is weighted toward bond or other income-producing funds, for which the principal risks are: interest rate risk, the chance that fixed-income security prices overall may decline when interest rates rise; financial or credit risk, the chance that a fixed-income security issuer may fail to pay interest and principal in a timely manner; and reinvestment risk, the chance that a fixed-income security issuer may repay a higher yielding security before its maturity date, during periods of falling interest rates.
  Equity Funds Risk. A smaller portion of the Portfolio’s assets may be invested in equity funds. A principal risk associated with the Portfolio’s equity fund holdings is market risk, the chance that stock prices overall will decline over short or even long periods of time. Market risk includes the risk that returns from the stock market segments in which the Portfolio is most heavily indirectly invested (growth-oriented, large cap companies) may underperform other market segments or the overall stock market.
  Foreign Securities Risk. A portion of the Portfolio’s assets may be invested in funds with significant exposure to foreign securities. Investing in foreign securities involves a number of economic, financial, legal and political considerations that may not be associated with the U.S. markets and that could affect the fund’s performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different and/or less stringent financial reporting standards; custody; and settlement delays. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate. Sovereign debt instruments are also subject to the risk that a government or agency issuing the debt may be unable to pay interest and/or repay principal due to cash flow problems, insufficient foreign currency reserves or political concerns. In such instance, the Portfolio may have limited recourse against the issuing government or agency.
  Low-Rated Securities Risk. A portion of the Portfolio’s assets may be invested in funds with significant exposure to low-rated bonds. In general, low-rated debt securities (commonly referred to as “high yield” or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these securities are considered speculative and could significantly weaken the fund’s returns. In adverse economic or other circumstances, issuers of these low-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations.
  Investment Company Securities Risk. Investment in other investment companies typically reflects the risks of the types of securities in which the investment companies invest. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses, which could result in duplication of certain fees.
  Management Risk. Portfolio performance is primarily dependent on WRIMCO’s skill in evaluating and managing the Portfolio’s holdings and the Portfolio may not perform as well as other similar mutual funds. Furthermore, WRIMCO may alter the asset allocation of the Portfolio at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Portfolio or an underlying fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Portfolio or an underlying fund.
  Other Risks Applicable to a Fund of Funds Structure. There are other risks associated with a Fund of Funds structure. WRIMCO has the authority to select and replace underlying funds. WRIMCO is subject to a potential conflict of interest in doing so because WRIMCO serves as the investment manager to the underlying funds and the advisory fees paid by some of the underlying funds are higher than fees paid by other underlying funds. It is important to note, however, that WRIMCO has a fiduciary duty to the Portfolio and must act in the Portfolio’s best interests.
		Additional information about the risks of the underlying funds is provided in the Portfolio’s prospectus in the section entitled “Investment Objectives, Principal Strategies, Other Investments and Risks of the Underlying Funds.”
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with those of various broad-based securities market indices. The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

		The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or www.waddell.com or call 888.923.3355 for the Portfolio’s updated performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with those of various broad-based securities market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888.923.3355
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.waddell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	In the period shown in the chart, the highest quarterly return was 4.78% (the third quarter of 2009) and the lowest quarterly return was -2.37% (the second quarter of 2010).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
InvestEd Conservative Portfolio | InvestEd Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.98%	[3]
1 Year	rr_ExpenseExampleYear01	541
3 Years	rr_ExpenseExampleYear03	784
5 Years	rr_ExpenseExampleYear05	1,044
10 Years	rr_ExpenseExampleYear10	1,775
1 Year	rr_ExpenseExampleNoRedemptionYear01	541
3 Years	rr_ExpenseExampleNoRedemptionYear03	784
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,044
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,775
2003	rr_AnnualReturn2003	4.07%
2004	rr_AnnualReturn2004	2.91%
2005	rr_AnnualReturn2005	2.53%
2006	rr_AnnualReturn2006	6.12%
2007	rr_AnnualReturn2007	6.15%
2008	rr_AnnualReturn2008	1.56%
2009	rr_AnnualReturn2009	6.62%
2010	rr_AnnualReturn2010	3.31%
2011	rr_AnnualReturn2011	3.54%
2012	rr_AnnualReturn2012	6.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.37%)
1 Year	rr_AverageAnnualReturnYear01	2.37%
5 Years	rr_AverageAnnualReturnYear05	3.47%
10 Years	rr_AverageAnnualReturnYear10	3.90%
InvestEd Conservative Portfolio | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
InvestEd Conservative Portfolio | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes).
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
InvestEd Conservative Portfolio | Barclays U.S. Treasury Bills: 1-3 Month Index (reflects no deduction for fees, expenses or taxes).
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.08%
5 Years	rr_AverageAnnualReturnYear05	0.44%
10 Years	rr_AverageAnnualReturnYear10	1.69%

[1]	A 1% contingent deferred sales charge (CDSC) is imposed on purchases of $1 million or more of shares at net asset value (NAV) that are redeemed within 12 months of purchase.
[2]	Acquired Fund Fees and Expenses sets forth the Portfolio's pro rata portion of the cumulative expenses charged by the underlying funds in which the Portfolio invested during its last fiscal year. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Portfolio's assets. The Acquired Fund Fees and Expenses shown are based on the total expense ratio of each underlying fund for the fund's most recent fiscal year.
[3]	The Total Annual Portfolio Operating Expenses ratio shown in this table does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	INVESTED PORTFOLIOS
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2013